Note 14 - Related Party Transactions - Key Management Personnel Employed By the Company (Details) - Key management personnel of entity or parent, employed by the entity [member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Short-term employee benefits			$ 38
Share-based compensation			1
			$ 39
Number of people	2	2	2